Wireless Licenses, Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Wireless Licenses	The carrying amounts of Wireless licenses are as follows:

	(dollars in millions)
At December 31,	2019	2018
Wireless licenses	$95,059	$94,130

Changes in Carrying Amount of Goodwill

Changes in the carrying amount of Goodwill are as follows:

					(dollars in millions)
	Consumer	Business	Wireless	Wireline	Other (2)	Total
Balance at January 1, 2018	$—	$—	$18,397	$3,955	$6,820	$29,172
Acquisitions (Note 3)	—	—	—	(77)	225	148
Reclassifications, adjustments and other	—	—	—	(7)	(108)	(115)
Media goodwill impairment	—	—	—	—	(4,591)	(4,591)
Balance at December 31, 2018	—	—	18,397	3,871	2,346	24,614
Acquisitions	—	—	—	20	—	20
Reclassifications, adjustments and other	—	—	—	1	—	1
Balance at March 31, 2019	—	—	18,397	3,892	2,346	24,635
Reporting Unit reallocation (1)	17,104	7,269	(18,397)	(3,892)	(2,084)	—
Balance at April 1, 2019	17,104	7,269	—	—	262	24,635
Acquisitions	—	2	—	—	—	2
Media goodwill impairment	—	—	—	—	(186)	(186)
Reclassifications, adjustments and other	—	(2)	—	—	(60)	(62)
Balance at December 31, 2019	$17,104	$7,269	$—	$—	$16	$24,389

(1) Represents the reallocation of goodwill as a result of the Company reorganizing its segments as described in Note 1.
(2) Goodwill is net of accumulated impairment charges of $4.6 billion as of December 31, 2018 and $4.8 billion as of December 31, 2019, related to our Media reporting unit.

Composition of Other Intangible Assets, Net
The following table displays the composition of Other intangible assets, net as well as the respective amortization period:

				(dollars in millions)
			2019			2018
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (8 to 13 years)	$3,896	$(1,511)	$2,385	$3,951	$(1,121)	$2,830
Non-network internal-use software (3 to 7 years)	20,530	(14,418)	6,112	18,603	(12,785)	5,818
Other (2 to 25 years)	1,967	(966)	1,001	1,988	(861)	1,127
Total	$26,393	$(16,895)	$9,498	$24,542	$(14,767)	$9,775

Amortization Expense for Other Intangible Assets	The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2019	$2,311
2018	2,217
2017	2,213

Estimated Future Amortization Expense for Other Intangible Assets	Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2020	$2,235
2021	1,931
2022	1,651
2023	1,317
2024	968